Material Accounting Policy Information - Schedule of New Standards are Not Expected to Have Any Significant Impact (Details)	12 Months Ended
Dec. 31, 2025
Schedule of New Standards are Not Expected to Have Any Significant Impact [Abstract]
Amendments to IAS 21, Lack of Exchangeability	January 1, 2025